                                  United States
                       Securities and Exchange Commission
                             Washington, D.C. 20549

                                   Form N-CSR
   Certified Shareholder Report of Registered Management Investment Companies

                                    811-7129

                      (Investment Company Act File Number)

                     Federated Managed Allocation Portfolios
         _______________________________________________________________

               (Exact Name of Registrant as Specified in Charter)

                            Federated Investors Funds
                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7000

                                 (412) 288-1900
                         (Registrant's Telephone Number)

                           John W. McGonigle, Esquire
                            Federated Investors Tower
                               1001 Liberty Avenue
                       Pittsburgh, Pennsylvania 15222-3779
                     (Name and Address of Agent for Service)
                (Notices should be sent to the Agent for Service)

                        Date of Fiscal Year End: 11/30/04

               Date of Reporting Period: Six months ended 5/31/04

Item 1.     Reports to Stockholders

Federated Investors
World-Class Investment Manager

Federated Conservative Allocation Fund

A Portfolio of Federated Managed Allocation Portfolios

(formerly, Federated Managed Conservative Growth Portfolio)

SEMI-ANNUAL SHAREHOLDER REPORT

May 31, 2004

Institutional Shares
Select Shares

FINANCIAL HIGHLIGHTS
FINANCIAL STATEMENTS
VOTING PROXIES ON FUND PORTFOLIO SECURITIES

NOT FDIC INSURED * MAY LOSE VALUE * NO BANK GUARANTEE

Financial Highlights -- Institutional Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended November 30,
	5/31/2004	2003	2002	2001	2000	1999
Net Asset Value, Beginning of Period	$10.50	$9.70	$10.22	$11.19	$11.82	$12.15
Income From Investment Operations:
Net investment income	0.11	0.24 [1]	0.31 [2]	0.35	0.48 [1]	0.45
Net realized and unrealized gain (loss) on investments, foreign currency transactions and futures contracts	0.16	0.81	(0.57)[2]	(0.43)	(0.40)	0.14

TOTAL FROM INVESTMENT OPERATIONS	0.27	1.05	(0.26)	(0.08)	0.08	0.59

Less Distributions:
Distributions from net investment income	(0.20)	(0.25)	(0.26)	(0.37)	(0.45)	(0.45)
Distributions from net realized gain on investments, foreign currency transactions and futures contracts	--	--	--	(0.52)	(0.26)	(0.47)

TOTAL DISTRIBUTIONS	(0.20)	(0.25)	(0.26)	(0.89)	(0.71)	(0.92)

Net Asset Value, End of Period	$10.57	$10.50	$9.70	$10.22	$11.19	$11.82

Total Return[3]	2.61%	10.99%	(2.56)%	(0.75)%	0.60%	5.11%

Ratios to Average Net Assets:

Expenses	1.03%[4]	1.23%	1.15%	1.13%	1.06%	1.04%

Net investment income	1.98%[4]	2.39%	3.01%[2]	3.62%	4.11%	3.78%

Expense waiver/reimbursement[5]	0.40%[4]	0.21%	0.20%	0.20%	0.20%	0.20%

Supplemental Data:

Net assets, end of period (000 omitted)	$72,209	$74,512	$76,842	$110,413	$121,563	$51,961

Portfolio turnover	19%	103%	11%	20%	43%	94%

1 Based on average shares outstanding.

2 Effective December 1, 2001, the Fund adopted the provisions of the American Institute of Certified Public Accountants (AICPA) Audit and Accounting Guide for Investment Companies and began accreting discount/amortizing premium on long-term debt securities. The effect of this change for the year ended November 30, 2002 was to decrease net investment income per share by $0.02, increase net realized and unrealized gain (loss) per share by $0.02, and decrease the ratio of net investment income to average net assets from 3.12% to 3.01%. Per share, ratios and supplemental data for periods prior to December 1, 2001 have not been restated to reflect this change in presentation.

3 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

4 Computed on an annualized basis.

5 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights -- Select Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended November 30,
	5/31/2004	2003	2002	2001	2000	1999
Net Asset Value, Beginning of Period	$10.49	$9.69	$10.22	$11.17	$11.80	$12.14
Income From Investment Operations:
Net investment income	0.07	0.17 [1]	0.23 [2]	0.34	0.40 [1]	0.37
Net realized and unrealized gain (loss) on investments, foreign currency transactions and futures contracts	0.17	0.81	(0.57)[2]	(0.48)	(0.40)	0.13

TOTAL FROM INVESTMENT OPERATIONS	0.24	0.98	(0.34)	(0.14)	--	0.50

Less Distributions:
Distributions from net investment income	(0.17)	(0.18)	(0.19)	(0.29)	(0.37)	(0.37)
Distributions from net realized gain on investments, foreign currency transactions and futures contracts	--	--	--	(0.52)	(0.26)	(0.47)

TOTAL DISTRIBUTIONS	(0.17)	(0.18)	(0.19)	(0.81)	(0.63)	(0.84)

Net Asset Value, End of Period	$10.56	$10.49	$9.69	$10.22	$11.17	$11.80

Total Return[3]	2.26%	10.22%	(3.31)%	(1.33)%	(0.11)%	4.29%

Ratios to Average Net Assets:

Expenses	1.73%[4]	1.93%	1.85%	1.83%	1.76%	1.74%

Net investment income	1.28%[4]	1.68%	2.31%[2]	2.92%	3.42%	3.08%

Expense waiver/reimbursement[5]	0.45%[4]	0.26%	0.25%	0.25%	0.25%	0.25%

Supplemental Data:

Net assets, end of period (000 omitted)	$39,477	$38,975	$38,481	$50,413	$55,004	$64,972

Portfolio turnover	19%	103%	11%	20%	43%	94%

1 Based on average shares outstanding.

2 Effective December 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting discount/amortizing premium on long-term debt securities. The effect of this change for the year ended November 30, 2002 was to decrease net investment income per share by $0.02, increase net realized and unrealized gain (loss) per share by $0.02, and decrease the ratio of net investment income to average net assets from 2.42% to 2.31%. Per share, ratios and supplemental data for periods prior to December 1, 2001 have not been restated to reflect this change in presentation.

3 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

4 Computed on an annualized basis.

5 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Portfolio of Investments

May 31, 2004 (unaudited)

Shares		Value in U.S. Dollars
	MUTUAL FUNDS--100.0%[1]
4,817,739	Capital Appreciation Core Fund	$51,783,048
77,057	Emerging Markets Fixed Income Core Fund	1,082,339
1,678,596	Federated Intermediate Corporate Bond Fund, IS Shares	16,953,816
190,120	Federated International Bond Fund, A Shares	2,155,962
799,109	Federated International Capital Appreciation Fund, A Shares	6,784,437
1,667,315	Federated Mortgage Core Portfolio	16,639,804
429,204	Federated U.S. Government Securities Fund: 2-5 Years, IS Shares	4,862,886
490,363	Federated U.S. Government Bond Fund	5,398,894
690,814	High Yield Bond Portfolio	4,669,906
1,353,050	Prime Value Obligations Fund, IS Shares	1,353,050

	TOTAL INVESTMENTS--100.0% (IDENTIFIED COST $110,096,392)[2]	111,684,142

	OTHER ASSETS AND LIABILITIES - NET--(0.0)%	1,400

	TOTAL NET ASSETS--100%	$111,685,542

1 Affiliated companies.

2 The cost of investments for federal tax purposes amounts to $110,096,392.

Note: The categories of investments are shown as a percentage of total net assets at May 31, 2004.

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

May 31, 2004 (unaudited)

Assets:
Total investments in securities, at value including $111,684,142 of investments in affiliated issuers (Note 5) (identified cost $110,096,392)		$111,684,142
Cash		104,386
Cash denominated in foreign currencies (identified cost $158)		164
Income receivable		197,661
Receivable for shares sold		47,094

TOTAL ASSETS		112,033,447

Liabilities:
Payable for shares redeemed	$283,108
Payable for transfer and dividend disbursing agent fees and expenses (Note 5)	21,865
Payable for distribution services fee (Note 5)	16,800
Payable for shareholder services fee (Note 5)	9,344
Accrued expenses	16,788

TOTAL LIABILITIES		347,905

Net assets for 10,568,358 shares outstanding		$111,685,542

Net Assets Consist of:
Paid in capital		$113,175,508
Net unrealized appreciation of investments, translation of assets and liabilities in foreign currency and futures contracts		1,587,894
Accumulated net realized loss on investments, foreign currency transactions and futures contracts		(3,413,282)
Undistributed net investment income		335,422

TOTAL NET ASSETS		$111,685,542

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
$72,208,605 ÷ 6,830,586 shares outstanding		$10.57

Select Shares:
$39,476,937 ÷ 3,737,772 shares outstanding		$10.56

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended May 31, 2004 (unaudited)

Investment Income:
Dividends (including $1,233,731 received from affiliated issuers (Note 5) and net of foreign taxes withheld of $67)			$1,233,731
Interest			49,415
Income allocated from partnership (Note 5)			477,004

TOTAL INCOME			1,760,150

Expenses:
Investment adviser fee (Note 5)		$435,021
Administrative personnel and services fee (Note 5)		95,000
Custodian fees		12,184
Transfer and dividend disbursing agent fees and expenses (Note 5)		59,409
Directors'/Trustees' fees		1,614
Auditing fees		8,609
Legal fees		3,486
Portfolio accounting fees (Note 5)		33,256
Distribution services fee--Select Shares (Note 5)		153,219
Shareholder services fee--Institutional Shares (Note 5)		93,934
Shareholder services fee--Select Shares (Note 5)		51,073
Share registration costs		14,988
Printing and postage		15,590
Insurance premiums		2,387
Miscellaneous		4,470

EXPENSES BEFORE ALLOCATION		984,240

Expenses allocated from partnership (Note 5)		14,259

TOTAL EXPENSES		998,499

Waivers and Reimbursement (Note 5):
Reimbursement of investment adviser fee	$(89,774)
Waiver of administrative personnel and services fee	(16,920)
Waiver of distribution services fee--Select Shares	(51,073)
Waiver/reimbursement of shareholder services fee--Institutional Shares	(82,144)
Reimbursement of shareholder services fee--Select Shares	(3,819)

TOTAL WAIVERS AND REIMBURSEMENT		(243,730)

Net expenses			754,769

Net investment income			1,005,381

Realized and Unrealized Gain (Loss) on Investments, Foreign Currency Transactions and Futures Contracts:
Net realized gain on investments and foreign currency transactions (including realized loss of $77,237 on sales of investments in affiliated issuers) (Note 5)			(88,248)
Net realized gain on futures contracts			352,169
Net realized gain allocated from partnership			556,954
Net change in unrealized appreciation of investments, translation of assets and liabilities in foreign currency and futures contracts			927,026

Net realized and unrealized gain on investments, foreign currency transactions and futures contracts			1,747,901

Change in net assets resulting from operations			$2,753,282

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

May 31, 2004 (unaudited)

	Six Months Ended (unaudited) 5/31/2004	Year Ended 11/30/2003
Increase (Decrease) in Net Assets
Operations:
Net investment income	$1,005,381	$2,402,376
Net realized gain on investments, foreign currency transactions and futures contracts	820,875	3,077,772
Net change in unrealized appreciation/depreciation of investments, translation of assets and liabilities in foreign currency and futures contracts	927,026	5,882,858

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	2,753,282	11,363,006

Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(1,426,395)	(1,878,257)
Select Shares	(622,519)	(678,228)

CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(2,048,914)	(2,556,485)

Share Transactions:
Proceeds from sale of shares	13,686,389	19,029,377
Net asset value of shares issued to shareholders in payment of distributions declared	1,642,725	1,994,868
Cost of shares redeemed	(17,834,836)	(31,667,013)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(2,505,722)	(10,642,768)

Change in net assets	(1,801,354)	(1,836,247)

Net Assets:
Beginning of period	113,486,896	115,323,143

End of period (including undistributed net investment income of $335,422 and $1,378,955, respectively)	$111,685,542	$113,486,896

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

May 31, 2004 (unaudited)

1. ORGANIZATION

Federated Managed Allocation Portfolios (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Trust consists of three diversified portfolios. The financial statements included herein are only those of Federated Conservative Allocation Fund (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is to seek total return with an emphasis on income and capital appreciation. The Fund offers two classes of shares: Institutional Shares and Select Shares.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

Domestic and foreign equity securities are valued at the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available. If unavailable, the security is generally valued at the mean between the last closing bid and asked prices. With respect to valuation of foreign securities, trading in foreign cities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). Therefore, foreign securities are valued at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated in U.S. dollars at the foreign exchange rate in effect at 4:00 p.m., Eastern time, on the day the value of the foreign security is determined. Fixed-income, listed corporate bonds, unlisted securities and private placement securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available or whose values have been affected by a significant event occurring between the close of their primary markets and the closing of the NYSE are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Trustees (the "Trustees").

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund may invest in Federated Core Trust II (the "Core Trust II"), which is independently managed by Federated Investment Counseling. Core Trust II is a limited partnership established under the laws of the state of Delaware, on November 13, 2000, registered under the Act, and offered only to registered investment companies and other accredited investors. The investment objective of Capital Appreciation Core Fund (CACORE), a series of Core Trust II, is to provide capital appreciation. Federated receives no advisory or administrative fees on behalf of the Core Trust II. The Fund records daily its proportionate share of income, expenses, unrealized gains and losses and realized gains and losses from CACORE. Additional information regarding CACORE is available upon request.

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of the collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Trustees. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. The Fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the Fund based on average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

Withholding taxes on foreign interest, dividends and capital gains have been provided for in accordance with the applicable country's tax rules and rates.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Futures Contracts

The Fund may purchase stock (bond) index futures contracts to manage cashflows, enhance yield, and to potentially reduce transaction costs. Upon entering into a stock (bond) index futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a "variation margin" account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. For the six months ended May 31, 2004, the Fund had a realized gain of $352,169 on futures contracts.

At May 31, 2004, the Fund had no outstanding futures contracts.

Foreign Exchange Contracts

The Fund may enter into foreign currency commitments for the delayed delivery of securities or foreign currency exchange transactions. The Fund may enter into foreign currency contract transactions to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchased contracts are used to acquire exposure to foreign currencies; whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign currency transactions are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date. At May 31, 2004, the Fund had no outstanding foreign currency commitments.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

3. SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares.

Transactions in shares were as follows:

	Six Months Ended 5/31/2004		Year Ended 11/30/2003
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	739,971	$7,943,160	1,503,111	$14,823,213
Shares issued to shareholders in payment of distributions declared	103,401	1,089,753	140,490	1,388,848
Shares redeemed	(1,107,401)	(11,871,488)	(2,470,974)	(24,369,765)

NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(264,029)	$(2,838,575)	(827,373)	$(8,157,704)

	Six Months Ended 5/31/2004		Year Ended 11/30/2003
Select Shares:	Shares	Amount	Shares	Amount
Shares sold	529,982	$5,743,229	421,880	$4,206,164
Shares issued to shareholders in payment of distributions declared	52,504	552,972	61,334	606,020
Shares redeemed	(559,028)	(5,963,348)	(740,182)	(7,297,248)

NET CHANGE RESULTING FROM SELECT SHARE TRANSACTIONS	23,458	$332,853	(256,968)	$(2,485,064)

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(240,571)	$(2,505,722)	(1,084,341)	$(10,642,768)

4. FEDERAL TAX INFORMATION

At May 31, 2004, the cost of investments for federal tax purposes was $110,096,392. The net unrealized appreciation of investments for federal tax purposes was $1,587,750. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $3,030,910 and net unrealized depreciation from investments for those securities having an excess of cost over value of $1,443,160.

At November 30, 2003, the Fund had a capital loss carryforward of $3,918,945 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2009	$1,604,810

2010	$2,314,135

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Equity Management Company of Pennsylvania (FEMCOPA), the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.75% of the Fund's average daily net assets. Prior to January 1, 2004, the Fund's investment adviser was Federated Investment Management Company, (FIMCO). The fee received by FIMCO was identical to that received by FEMCOPA. FEMCOPA and FIMCO may voluntarily choose to waive any portion of their fees. FEMCOPA and FIMCO can modify or terminate this voluntary wavier at any time at their sole discretion. For the six months ended May 31, 2004 the fees paid to FEMCOPA and FIMCO were $287,451 and $57,796, respectively, after voluntary waiver if applicable.

Certain of the Fund's assets are managed by FIMCO (the "Sub-Adviser). Under the terms of a sub-adviser agreement between the Adviser and the Sub-Adviser, the Sub-Adviser receives an allocable portion of the Fund's adviser fee. The fee is paid by the Adviser out of its resources and is not an incremental Fund expense.

Pursuant to an Exemptive Order issued by the SEC, the Fund may invest in other funds which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse certain investment adviser fees as a result of these transactions. Income distributions earned from investments in these funds are recorded as income in the accompanying financial statements and are listed below:

Capital Appreciation Core Fund	$425,544

Emerging Markets Fixed Income Core Fund	$51,460

Federated Intermediate Corporate Bond Fund	$367,564

Federated Mortgage Core Portfolio	$386,520

Federated U.S. Government Securities Fund: 2-5 Years	$176,222

Federated U.S. Government Bond Fund	$74,559

High-Yield Bond Portfolio	$211,907

Prime Value Obligations Fund	$16,959

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of all Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Select Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses of up to 0.75% of average daily net assets, annually to compensate FSC. FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company (FSSC), the Fund will pay FSSC up to 0.25% of the average daily net assets of the Fund's Institutional Shares and Select Shares for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive and/or reimburse any portion of its fee. FSSC can modify or terminate this voluntary waiver and/or reimbursement at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

Federated Services Company (FServ), through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Portfolio Accounting Fees

Prior to January 1, 2004, FServ maintained the Fund's accounting records for which it received a fee. The fee was based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses. The fee paid to FServ during the reporting period was $5,760, after voluntary waiver, if applicable.

General

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations (and in-kind contributions), for the six months ended May 31, 2004, were as follows:

Purchases	$25,770,282

Sales	$15,891,000

7. CONCENTRATION OF CREDIT RISK

The Fund may invest a portion of its assets in securities of companies that are deemed by the Fund's management to be classified in similar business sectors. The economic developments within a particular sector may have an adverse effect on the ability of issuers to meet their obligations. Additionally, economic developments may have an effect on the liquidity and volatility of the portfolio securities.

8. LEGAL PROCEEDINGS

In October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland seeking damages of unspecified amounts. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. The Board of the Funds has retained the law firm of Dickstein Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations have been filed, and others may be filed in the future. Although Federated does not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from related regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. This information is also available from the EDGAR database on the SEC's Internet site at http://www.sec.gov.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated Investors
World-Class Investment Manager

Federated Conservative Allocation Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com

Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact

Federated Securities Corp., Distributor

Cusip 314212408
Cusip 314212309

G00516-01 (7/04)

Federated is a registered mark of Federated Investors, Inc. 2004 ©Federated Investors, Inc.

Federated Investors
World-Class Investment Manager

Federated Growth Allocation Fund

A Portfolio of Federated Managed Allocation Portfolios

(formerly, Federated Managed Growth Portfolio)

SEMI-ANNUAL SHAREHOLDER REPORT

May 31, 2004

Institutional Shares
Select Shares

FINANCIAL HIGHLIGHTS
FINANCIAL STATEMENTS
VOTING PROXIES ON FUND PORTFOLIO SECURITIES

NOT FDIC INSURED * MAY LOSE VALUE * NO BANK GUARANTEE

Financial Highlights -- Institutional Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended November 30,
	5/31/2004	2003	2002	2001	2000	1999
Net Asset Value, Beginning of Period	$11.30	$ 9.93	$11.39	$13.42	$15.17	$14.12
Income From Investment Operations:
Net investment income	0.03	0.08 [1]	0.12 [2]	0.18	0.27 [1]	0.22
Net realized and unrealized gain (loss) on investments, foreign currency transactions and futures contracts	0.50	1.36	(1.47)[2]	(1.39)	(1.02)	1.75

TOTAL FROM INVESTMENT OPERATIONS	0.53	1.44	(1.35)	(1.21)	(0.75)	1.97

Less Distributions:
Distributions from net investment income	(0.03)	(0.07)	(0.11)	(0.18)	(0.22)	(0.20)
Distributions from paid-in capital[3]	--	--	--	(0.03)	--	--
Distributions from net realized gain on investments, foreign currency transactions and futures contracts	--	--	--	(0.61)	(0.78)	(0.72)

TOTAL DISTRIBUTIONS	(0.03)	(0.07)	(0.11)	(0.82)	(1.00)	(0.92)

Net Asset Value, End of Period	$11.80	$11.30	$ 9.93	$11.39	$13.42	$15.17

Total Return[4]	4.67%	14.56%	(11.95)%	(9.55)%	(5.48)%	14.83%

Ratios to Average Net Assets:

Expenses	1.27%[5]	1.41%	1.28%[6]	1.27%	1.16%	1.15%

Net investment income	0.45%[5]	0.78%	0.98%[2]	1.52%	1.81%	1.53%

Expense waiver/reimbursement[7]	0.35%[5]	0.22%	0.20%	0.20%	0.20%	0.22%

Supplemental Data:

Net assets, end of period (000 omitted)	$45,929	$46,069	$48,840	$69,632	$83,495	$93,453

Portfolio turnover	15%	145%	14%	43%	86%	113%

1 Based on average shares outstanding.

2 Effective December 1, 2001, the Fund adopted the provisions of the American Institute of Certified Public Accountants (AICPA) Audit and Accounting Guide for Investment Companies and began accreting discount/amortizing premium on long-term debt securities. For the year ended November 30, 2002, this change had no effect on net investment income per share or net realized and unrealized gain (loss) on investments per share, but decreased the ratio of net investment income to average net assets from 1.01% to 0.98%. Per share, ratios and supplemental data for periods prior to December 1, 2001 have not been restated to reflect this change in presentation.

3 Represents a return of capital for federal income tax purposes.

4 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

5 Computed on an annualized basis.

6 The expense ratio is calculated without the reduction for fees paid indirectly for directed brokerage arrangements.

7 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights -- Select Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended November 30,
	5/31/2004	2003	2002	2001	2000	1999
Net Asset Value, Beginning of Period	$11.28	$ 9.92	$11.38	$13.40	$15.15	$14.10
Income From Investment Operations:
Net investment income	(0.02)	0.01 [1]	0.03 [2]	0.10	0.17 [1]	0.12
Net realized and unrealized gain (loss) on investments, foreign currency transactions and futures contracts	0.50	1.36	(1.46)[2]	(1.39)	(1.02)	1.75

TOTAL FROM INVESTMENT OPERATIONS	0.48	1.37	(1.43)	(1.29)	(0.85)	1.87

Less Distributions:
Distributions from net investment income	--	(0.01)	(0.03)	(0.10)	(0.12)	(0.10)
Distributions from paid-in capital[3]	--	--	--	(0.02)	--	--
Distributions from net realized gain on investments, foreign currency transactions and futures contracts	--	--	--	(0.61)	(0.78)	(0.72)

TOTAL DISTRIBUTIONS	--	(0.01)	(0.03)	(0.73)	(0.90)	(0.82)

Net Asset Value, End of Period	$11.76	$11.28	$ 9.92	$11.38	$13.40	$15.15

Total Return[4]	4.26%	13.81%	(12.60)%	(10.18)%	(6.15)%	14.05%

Ratios to Average Net Assets:

Expenses	1.97%[5]	2.11%	1.98%[6]	1.97%	1.86%	1.85%

Net investment income	(0.25)%[5]	0.08%	0.28%[2]	0.82%	1.13%	0.83%

Expense waiver/reimbursement[7]	0.40%[5]	0.27%	0.25%	0.25%	0.25%	0.27%

Supplemental Data:

Net assets, end of period (000 omitted)	$37,565	$38,481	$38,719	$59,463	$72,377	$68,512

Portfolio turnover	15%	145%	14%	43%	86%	113%

1 Based on average shares outstanding.

2 Effective December 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting discount/amortizing premium on long-term debt securities. For the year ended November 30, 2002, this change had no effect on net investment income per share or net realized and unrealized gain (loss) on investments per share, but decreased the ratio of net investment income to average net assets from 0.31% to 0.28%. Per share, ratios and supplemental data for periods prior to December 1, 2001 have not been restated to reflect this change in presentation.

3 Represents a return of capital for federal income tax purposes.

4 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

5 Computed on an annualized basis.

6 The expense ratio is calculated without the reduction for fees paid indirectly for directed brokerage arrangements.

7 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Portfolio of Investments

May 31, 2004 (unaudited)

Shares		Value in U.S. Dollars
	MUTUAL FUNDS--100.0%[1]
6,285,080	Capital Appreciation Core Fund	$67,554,646
7,157	Emerging Markets Fixed Income Core Fund	100,532
158,070	Federated Intermediate Corporate Bond Fund, IS Shares	1,596,507
18,119	Federated International Bond Fund, A Shares	205,469
1,050,888	Federated International Capital Appreciation Fund, A Shares	8,922,042
157,139	Federated Mortgage Core Portfolio	1,568,245
40,578	Federated U.S. Government Securities Fund: 2-5 Years, IS Shares	459,747
45,914	Federated U.S. Government Bond Fund	505,517
65,038	High Yield Bond Portfolio	439,654
2,155,065	Prime Value Obligations Fund, IS Shares	2,155,065

	TOTAL INVESTMENTS--100.0% (IDENTIFIED COST $79,560,739)[2]	83,507,424

	OTHER ASSETS AND LIABILITIES - NET--(0.0)%	(13,101)

	TOTAL NET ASSETS--100%	$83,494,323

1 Affiliated companies.

2 The cost of investments for federal tax purposes amounts to $79,560,739.

Note: The categories of investments are shown as a percentage of total net assets at May 31, 2004.

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

May 31, 2004 (unaudited)

Assets:
Total investments in securities, at value including $83,507,424 of investments in affiliated issuers (Note 5) (identified cost $79,560,739)		$83,507,424
Cash		2,126
Cash denominated in foreign currency (identified cost $643)		665
Income receivable		29,655
Receivable for shares sold		90,246

TOTAL ASSETS		83,630,116

Liabilities:
Payable for shares redeemed	$60,004
Payable for transfer and dividend disbursing agent fees and expenses (Note 5)	27,334
Payable for distribution services fee (Note 5)	15,783
Payable for shareholder services fee (Note 5)	7,873
Accrued expenses	24,799

TOTAL LIABILITIES		135,793

Net assets for 7,087,943 shares outstanding		$83,494,323

Net Assets Consist of:
Paid in capital		$93,001,396
Net unrealized appreciation of investments, translation of assets and liabilities in foreign currency and futures contracts		3,947,272
Accumulated net realized loss on investments, foreign currency transactions and futures contracts		(13,441,323)
Distributions in excess of net investment income		(13,022)

TOTAL NET ASSETS		$83,494,323

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
$45,929,438 ÷ 3,893,086 shares outstanding		$11.80

Select Shares:
$37,564,885 ÷ 3,194,857 shares outstanding		$11.76

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended May 31, 2004 (unaudited)

Investment Income:
Dividends (including $157,252 received from affiliated issuers (Note 5) and net of foreign taxes withheld of $34)			$163,210
Interest			14,980
Income allocated from partnership (Note 5)			579,764

TOTAL INCOME			757,954

Expenses:
Investment adviser fee (Note 5)		$322,443
Administrative personnel and services fee (Note 5)		95,001
Custodian fees		13,674
Transfer and dividend disbursing agent fees and expenses (Note 5)		71,344
Directors'/Trustees' fees		1,570
Auditing fees		8,401
Legal fees		3,556
Portfolio accounting fees (Note 5)		30,458
Distribution services fee--Select Shares (Note 5)		145,543
Shareholder services fee--Institutional Shares (Note 5)		58,967
Shareholder services fee--Select Shares (Note 5)		48,514
Share registration costs		14,157
Printing and postage		20,057
Insurance premiums		4,930
Taxes		762
Miscellaneous		4,500

EXPENSES BEFORE ALLOCATION		843,877

Expenses allocated from partnership (Note 5)		18,787

TOTAL EXPENSES		862,664

Waivers and Reimbursements (Note 5):
Reimbursement of investment adviser fee	$(36,201)
Waiver of administrative personnel and services fee	(17,070)
Waiver of distribution services fee--Select Shares	(48,514)
Waiver/reimbursement of shareholder services fee--Institutional Shares	(52,890)
Reimbursement of shareholder services fee--Select Shares	(4,700)
Reimbursement of other operating expenses	(762)

TOTAL WAIVERS AND REIMBURSEMENTS		(160,137)

Net expenses			702,527

Net investment income			55,427

Statement of Operations-continued

Realized and Unrealized Gain (Loss) on Investments, Foreign Currency Transactions and Futures Contracts:
Net realized gain on investments and foreign currency transactions (including realized loss of $129,473 on sales of investments in affiliated issuers) (Note 5)	$176,877
Net realized gain on futures contracts	184,130
Net realized gain allocated from partnership	704,465
Net change in unrealized appreciation of investments, translation of assets and liabilities in foreign currency and futures contracts	2,665,373

Net realized and unrealized gain on investments, foreign currency transactions and futures contracts	3,730,845

Change in net assets resulting from operations	$3,786,272

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 5/31/2004	Year Ended 11/30/2003
Increase (Decrease) in Net Assets
Operations:
Net investment income	$55,427	$378,254
Net realized gain (loss) on investments, foreign currency transactions and futures contracts	1,065,472	3,485,584
Net change in unrealized appreciation/depreciation of investments, translation of assets and liabilities in foreign currency and futures contracts	2,665,373	6,457,272

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	3,786,272	10,321,110

Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(108,702)	(298,339)
Select Shares	--	(30,072)

CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(108,702)	(328,411)

Share Transactions:
Proceeds from sale of shares	11,417,566	15,472,010
Net asset value of shares issued to shareholders in payment of distributions declared	94,969	283,273
Cost of shares redeemed	(16,245,641)	(28,756,677)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(4,733,106)	(13,001,394)

Change in net assets	(1,055,536)	(3,008,695)

Net Assets:
Beginning of period	84,549,859	87,558,554

End of period (including undistributed (distributions in excess of) net investment income of $(13,022) and $40,253, respectively)	$83,494,323	$84,549,859

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

May 31, 2004 (unaudited)

1. ORGANIZATION

Federated Managed Allocation Portfolios (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of three diversified portfolios. The financial statements included herein are only those of Federated Growth Allocation Fund (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is to seek capital appreciation. The Fund offers two classes of shares: Institutional Shares and Select Shares.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

Domestic and foreign equity securities are valued at the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available. If unavailable, the security is generally valued at the mean between the last closing bid and asked prices. With respect to valuation of foreign securities, trading in foreign cities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). Therefore, foreign securities are valued at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated in U.S. dollars at the foreign exchange rate in effect at 4:00 p.m., Eastern time, on the day the value of the foreign security is determined. Fixed-income, listed corporate bonds, unlisted securities and private placement securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available or whose values have been affected by a significant event occurring between the close of their primary markets and the closing of the NYSE are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Trustees (the "Trustees").

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund may invest in Federated Core Trust II, (the "Core Trust II") which is independently managed by Federated Investment Counseling. Core Trust II is a limited partnership established under the laws of the state of Delaware, on November 13, 2000, registered under the Act, and offered only to registered investment companies and other accredited investors. The investment objective of Capital Appreciation Core Fund (CACORE), a series of Core Trust II, is to provide capital appreciation. Federated receives no advisory or administrative fees on behalf of the Core Trust II. The Fund records daily its proportionate share of income, expenses, unrealized gains and losses and realized gains and losses from CACORE. Additional information regarding CACORE is available upon request.

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of the collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Trustees. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. The Fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the Fund based on average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Distributions are determined in accordance with income tax regulations which may differ from GAAP. These distributions do not represent a return of capital for federal income tax purposes.

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

Withholding taxes on foreign interest, dividends and capital gains have been provided for in accordance with the applicable country's tax rules and rates.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Futures Contracts

The Fund may purchase stock (bond) index futures contracts to manage cashflows, enhance yield, and to potentially reduce transaction costs. Upon entering into a stock (bond) index futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a "variation margin" account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. For the six months ended May 31, 2004, the Fund had a realized gain of $184,130 on futures contracts.

At May 31, 2004, the Fund had no outstanding open futures contracts.

Foreign Exchange Contracts

The Fund may enter into foreign currency commitments for the delayed delivery of securities or foreign currency exchange transactions. The Fund may enter into foreign currency contract transactions to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchased contracts are used to acquire exposure to foreign currencies; whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign currency transactions are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date. At May 31, 2004, the Fund had no outstanding foreign currency commitments.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

3. SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares.

Transactions in shares were as follows:

	Six Months Ended 5/31/2004		Year Ended 11/30/2003
Class Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	641,709	$7,674,880	1,017,141	$10,317,113
Shares issued to shareholders in payment of distributions declared	8,169	94,969	25,784	254,443
Shares redeemed	(832,094)	(9,937,246)	(1,886,915)	(18,773,438)

NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(182,216)	$(2,167,397)	(843,990)	$(8,201,882)

	Six Months Ended 5/31/2004		Year Ended 11/30/2003
Class Select Shares:	Shares	Amount	Shares	Amount
Shares sold	314,123	$3,742,686	513,511	$5,154,897
Shares issued to shareholders in payment of distributions declared	--	--	3,068	28,830
Shares redeemed	(531,039)	(6,308,395)	(1,008,644)	(9,983,239)

NET CHANGE RESULTING FROM SELECT SHARE TRANSACTIONS	(216,916)	$(2,565,709)	(492,065)	$(4,799,512)

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(399,132)	$(4,733,106)	(1,336,055)	$(13,001,394)

4. FEDERAL TAX INFORMATION

At May 31, 2004, the cost of investments for federal tax purposes was $79,560,739. The net unrealized appreciation of investments for federal tax purposes was $3,946,685. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $4,009,761 and net unrealized depreciation from investments for those securities having an excess of cost over value of $63,076.

At November 30, 2003, the Fund had a capital loss carryforward of $14,368,305 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2009	$7,242,673

2010	$7,125,632

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Equity Management Company of Pennsylvania (FEMCOPA), the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.75% of the Fund's average daily net assets. Prior to January 1, 2004, the Fund's investment adviser was Federated Investment Management Company (FIMCO). The fee received by FIMCO was identical to that received by FEMCOPA. FEMCOPA and FIMCO may voluntarily choose to waive any portion of their fees. FEMCOPA and FIMCO can modify or terminate this voluntary wavier at any time at their sole discretion. For the six months ended May 31, 2004, the fees paid to FEMCOPA and FIMCO were $231,560 and $54,682, respectively, after voluntary waiver if applicable.

Certain of the Fund's assets are managed by FIMCO (the "Sub-Adviser). Under the terms of a sub-adviser agreement between the Adviser and the Sub-Adviser, the Sub-Adviser receives an allocable portion of the Fund's adviser fee. The fee is paid by the Adviser out of its resources and is not an incremental Fund expense.

Pursuant to an Exemptive Order issued by the SEC, the Fund may invest in other funds which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse certain investment adviser fees as a result of these transactions. Income distributions earned from investments in these funds are recorded as income in the accompanying financial statements and are listed below:

Capital Appreciation Core Fund	$574,235

Emerging Markets Fixed Income Core Fund	$5,529

Federated Intermediate Corporate Bond Fund	$41,290

Federated Mortgage Core Portfolio	$46,206

High-Yield Bond Portfolio	$30,490

Prime Value Obligations Fund	$11,298

Federated U.S. Government Bond Fund	$9,510

Federated U.S. Government Securities Fund: 2-5 Years	$18,458

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of all Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Select Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses of up to 0.75% of average daily net assets, annually to compensate FSC. FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company (FSSC), the Fund will pay FSSC up to 0.25% of the average daily net assets of the Fund's Institutional Shares and Select Shares for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive and/or reimburse any portion of its fee. FSSC can modify or terminate this voluntary waiver and/or reimbursement at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

Federated Services Company (FServ), through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Portfolio Accounting Fees

Prior to January 1, 2004, FServ maintained the Fund's accounting records for which it received a fee. The fee was based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses. The fee paid to FServ during the reporting period was $5,607, after voluntary waiver, if applicable.

General

Certain of the Officers and Directors of the Fund are Officers and Directors or Trustees of the above companies.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations (and in-kind contributions), for the six months ended May 31, 2004, were as follows:

Purchases	$14,050,615

Sales	$7,936,999

7. CONCENTRATION OF CREDIT RISK

The Fund may invest a portion of its assets in securities of companies that are deemed by the Fund's management to be classified in similar business sectors. The economic developments within a particular sector may have an adverse effect on the ability of issuers to meet their obligations. Additionally, economic developments may have an effect on the liquidity and volatility of the portfolio securities.

8. LEGAL PROCEEDINGS

In October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland seeking damages of unspecified amounts. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. The Board of the Funds has retained the law firm of Dickstein Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations have been filed, and others may be filed in the future. Although Federated does not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from related regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

Financial Highlights -- Capital Appreciation Core Fund

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Period Ended
	5/31/2004	11/30/2003 [1]
Net Asset Value, Beginning of Period	$10.14	$10.00
Income From Investment Operations:
Net investment income	0.09	0.01
Net realized and unrealized gain on investments	0.52	0.13

TOTAL FROM INVESTMENT OPERATIONS	0.61	0.14

Net Asset Value, End of Period	$10.75	$10.14

Total Return[2]	6.02%	1.40%

Ratios to Average Net Assets:

Expenses	0.05%[3]	0.05%[3]

Net investment income	1.63%[3]	2.21%[3]

Expense waiver/reimbursement[4]	0.09%[3]	0.49%[3]

Supplemental Data:

Net assets, end of period (000 omitted)	$212,428	$185,555

Portfolio turnover	34%	8%

1 Reflects operations for the period from October 28, 2003 (date of initial investment) to November 30, 2003.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 Computed on an annualized basis.

4 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Portfolio of Investments -- Capital Appreciation Core Fund

May 31, 2004 (unaudited)

Shares			Value
		COMMON STOCKS--98.8%
		Consumer Discretionary--9.2%
34,900		Clear Channel Communications, Inc.	$1,385,530
80,200		Home Depot, Inc.	2,880,784
32,600		Johnson Controls, Inc.	1,757,792
81,100		McDonald's Corp.	2,141,040
23,900		Nike, Inc., Class B	1,700,485
19,900		Omnicom Group, Inc.	1,589,413
52,300		Target Corp.	2,337,810
74,013		Viacom, Inc., Class B	2,730,339
130,000		Walt Disney Co.	3,051,100

		TOTAL	19,574,293

		Consumer Staples--11.0%
77,200		Altria Group, Inc.	3,703,284
61,200		Coca-Cola Co.	3,142,620
58,700		Gillette Co.	2,529,383
102,300		Kroger Co.	1,707,387
49,500		PepsiCo, Inc.	2,641,815
16,400		Procter & Gamble Co.	1,768,248
76,400		Sara Lee Corp.	1,749,560
111,700		Wal-Mart Stores, Inc.	6,225,041

		TOTAL	23,467,338

		Energy--6.4%
21,537		ChevronTexaco Corp.	1,946,945
21,800		ConocoPhillips	1,598,594
160,364		Exxon Mobil Corp.	6,935,743
62,000		Halliburton Co.	1,800,480
54,100	[1]	Transocean Sedco Forex, Inc.	1,446,093

		TOTAL	13,727,855

Shares			Value
		COMMON STOCKS--continued
		Financials--16.6%
49,604		Allstate Corp.	$2,181,584
82,616		American International Group, Inc.	6,055,753
33,446		Bank of America Corp.	2,780,366
61,400		Bank of New York Co., Inc.	1,846,298
103,365		Citigroup, Inc.	4,799,237
30,000		Federal National Mortgage Association	2,031,000
106,500		J.P. Morgan Chase & Co.	3,923,460
21,600		Lehman Brothers Holdings, Inc.	1,634,040
64,400		MBNA Corp.	1,635,760
28,000		Merrill Lynch & Co., Inc.	1,590,400
57,800		Morgan Stanley	3,092,878
34,800		Wachovia Corp.	1,642,908
33,100		Wells Fargo & Co.	1,946,280

		TOTAL	35,159,964

		Healthcare--14.3%
35,000		Abbott Laboratories	1,442,350
52,200		Baxter International, Inc.	1,641,168
29,885	[1]	Biogen Idec, Inc.	1,857,353
44,300	[1]	Boston Scientific Corp.	1,962,490
50,700		Bristol-Myers Squibb Co.	1,281,189
29,600	[1]	Forest Laboratories, Inc., Class A	1,876,344
3,500	[1]	Hospira, Inc.	89,740
49,700		Johnson & Johnson	2,768,787
22,700		Lilly (Eli) & Co.	1,672,309
50,800		McKesson HBOC, Inc.	1,747,520
69,400	[1]	Medimmune, Inc.	1,670,458
33,700		Medtronic, Inc.	1,614,230
52,800		Merck & Co., Inc.	2,497,440
156,141		Pfizer, Inc.	5,518,023
92,000		Schering Plough Corp.	1,554,800
30,200		Wyeth	1,087,200

		TOTAL	30,281,401

Shares			Value
		COMMON STOCKS--continued
		Industrials--13.1%
18,500		Caterpillar, Inc.	$1,393,975
73,900		Cendant Corp.	1,695,266
44,800		Danaher Corp.	2,106,944
18,300		Deere & Co.	1,202,310
21,100		FedEx Corp.	1,552,538
256,100		General Electric Co.	7,969,832
35,200		Ingersoll-Rand Co., Class A	2,298,560
56,200		Masco Corp.	1,626,990
49,800		Raytheon Co.	1,655,850
36,400		Textron, Inc.	1,989,260
79,400		Tyco International Ltd.	2,444,726
65,200		Waste Management, Inc.	1,875,152

		TOTAL	27,811,403

		Information Technology--19.7%
68,000	[1]	Advanced Micro Devices, Inc.	1,057,400
225,300	[1]	Applied Materials, Inc.	4,496,988
149,700	[1]	Cisco Systems, Inc.	3,315,855
59,600	[1]	Dell, Inc.	2,096,728
54,500		First Data Corp., Class	2,359,305
235,512		Hewlett-Packard Co.	5,002,275
31,700		IBM Corp.	2,808,303
176,300		Intel Corp.	5,033,365
45,300	[1]	KLA-Tencor Corp.	2,182,554
47,300	[1]	Lam Research Corp.	1,188,649
25,400	[1]	Lexmark International Group, Class A	2,395,728
32,400		Maxim Integrated Products, Inc.	1,646,892
263,700		Microsoft Corp.	6,948,495
120,600	[1]	Oracle Corp.	1,365,192

		TOTAL	41,897,729

Shares or Principal Amount			Value
		COMMON STOCKS--continued
		Materials--3.0%
67,500		Alcoa, Inc.	$2,112,750
47,100		Du Pont (E.I.) de Nemours & Co.	2,034,720
51,900		International Paper Co.	2,176,167

		TOTAL	6,323,637

		Telecommunication Services--4.7%
89,741		AT&T Corp.	1,487,906
95,300		BellSouth Corp.	2,378,688
119,900		SBC Communications, Inc.	2,841,630
93,018		Verizon Communications	3,216,562

		TOTAL	9,924,786

		Utilities--0.8%
61,000	[1]	P G & E Corp.	1,738,500

		TOTAL COMMON STOCKS (IDENTIFIED COST $199,129,103)	209,906,906

		REPURCHASE AGREEMENTS--1.1%
$2,286,000		Interest in $1,500,000,000 joint repurchase agreement with Banc of America Securities LLC, 1.05%, dated 5/28/2004, to be repurchased at $2,286,267 on 6/1/2004, collateralized by U.S. Government Agency Obligations with various maturities to 10/1/2003, collateral market value $1,530,039,205 (at amortized cost)	2,286,000

		TOTAL INVESTMENTS--99.9% (IDENTIFIED COST $201,415,103)[2]	212,192,906

		OTHER ASSETS AND LIABILITIES--0.1%	235,443

		TOTAL NET ASSETS--100%	$212,428,349

1 Non-income producing security.

2 The cost of investments for federal tax purposes amounts to $201,415,103.

Note: The categories of investments are shown as a percentage of total net assets at May 31, 2004.

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities -- capital Appreciation Core Fund

May 31, 2004 (unaudited)

Assets:
Total investments in securities, at value (identified cost $201,415,103)		$212,192,906
Cash		626
Income receivable		279,966

TOTAL ASSETS		212,473,498

Liabilities:
Payable for transfer and dividend disbursing agent fees and expenses (Note 5)	$4,691
Accrued expenses	40,458

TOTAL LIABILITIES		45,149

Net assets for 19,763,693 shares outstanding		$212,428,349

Net Assets Consist of:
Paid-in capital		$197,699,999
Net unrealized appreciation of investments		10,777,803
Accumulated net realized gain on investments		2,006,385
Undistributed net investment income		1,944,162

TOTAL NET ASSETS		$212,428,349

Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$212,428,349 ÷ 19,763,693 shares outstanding		$10.75

See Notes which are an integral part of the Financial Statements

Statement of Operations -- Capital Appreciation Core Fund

Six Months Ended May 31, 2004 (unaudited)

Investment Income:
Dividends			$1,766,273
Interest			12,867

TOTAL INCOME			1,779,140

Expenses:
Administrative personnel and services fee (Note 5)		$79,610
Custodian fees		12,496
Transfer and dividend disbursing agent fees and expenses (Note 5)		7,390
Auditing fees		6,681
Legal fees		2,905
Portfolio accounting fees (Note 5)		39,037
Insurance premiums		3,934
Miscellaneous		150

TOTAL EXPENSES		152,203

Waiver and Reimbursement (Note 5):
Waiver of administrative personnel and services fee	$(79,610)
Reimbursement of other operating expenses	(14,474)

TOTAL WAIVER AND REIMBURSEMENT		(94,084)

Net expenses			58,119

Net investment income			1,721,021

Realized and Unrealized Gain on Investments:
Net realized gain on investments			2,177,167
Net change in unrealized appreciation of investments			8,175,358

Net realized and unrealized gain on investments			10,352,525

Change in net assets resulting from operations			$12,073,546

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets -- Capital Appreciation Core Fund

	Six Months Ended (unaudited) 5/31/2004	Period Ended 11/30/2003 [1]
Increase (Decrease) in Net Assets
Operations:
Net investment income	$1,721,021	$223,141
Net realized gain (loss) on investments	2,177,167	(170,782)
Net change in unrealized appreciation/depreciation of investments	8,175,358	2,602,445

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	12,073,546	2,654,804

Share Transactions:
Proceeds from sale of shares	28,600,000	182,900,100
Cost of shares redeemed	(13,800,000)	(101)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	14,800,000	182,899,999

Change in net assets	26,873,546	185,554,803

Net Assets:
Beginning of period	185,554,803	--

End of period (including undistributed net investment income of $1,944,162 and $223,141, respectively)	$212,428,349	$185,554,803

1 For the period from October 28, 2003 (date of initial investment) to November 30, 2003.

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements -- Federated Capital Appreciation Core Fund

May 31, 2004 (unaudited)

1. ORGANIZATION

Capital Appreciation Core Fund (the "Fund") is a diversified portfolio of Federated Core Trust II, L.P. (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended (the "Act"). The Trust is a limited partnership that was established under the laws of the state of Delaware on November 13, 2000 and offered only to registered investment companies and other accredited investors. The Trust consists of two portfolios. The financial statements included herein are only those of the Fund. The investment objective of the Fund is to provide capital appreciation. Currently, the Fund is only available for purchase by other Federated funds and their affiliates.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

Listed equity securities are valued at the last sale price or official closing price reported on a national securities exchange. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair value. Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available are valued at fair value as determined in good faith using methods approved by the Board of Directors (the "Directors").

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of the collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Directors. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Expenses, Distributions and Tax

Interest income and expenses are accrued daily. Dividend income is recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. All net income and gain/loss (realized and unrealized) will be allocated daily to the shareholders based on their capital contributions to the Fund. The Fund does not currently intend to declare and pay distributions.

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes.

Federal Taxes

As a partnership, the Fund is not subject to U.S. federal income tax. Instead, each investor reports separately on its own federal income tax return its allocated portion of the Fund's income, gains, losses, deductions and credits.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

3. CONTRIBUTIONS/WITHDRAWALS

Transactions in shares were as follows:

	Six Months Ended (unaudited) 5/31/2004	Period Ended 11/30/2003	[1]
Proceeds from contributions	2,713,783	18,305,997

Fair value withdrawals	(1,256,077)	(10)

NET CHANGE RESULTING FROM CONTRIBUTIONS/WITHDRAWALS	1,457,706	18,305,987

1 Reflects operations for the period from October 28, 2003 (date of initial investment) to November 30, 2003.

4. FEDERAL TAX INFORMATION

At May 31, 2004, the cost of investments for federal tax purposes was $201,415,103. The net unrealized appreciation of investments for federal tax purposes was $10,777,803. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $13,574,201 and net unrealized depreciation from investments for those securities having an excess of cost over value of $2,796,398.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Counseling is the Fund's investment adviser (the "Adviser"), subject to the direction of the Directors. The Adviser provides investment adviser services at no fee. The Adviser may voluntarily choose to reimburse certain operating expenses of the Fund. The Adviser can modify or terminate this reimbursement at any time at its sole discretion.

Administrative Fee

Federated Administrative Services, Inc. (FASI), a subsidiary of Federated Investors, Inc., provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund. FASI provides these services at an annual rate that ranges from 0.150% to 0.075% of the average aggregate net assets of all funds advised by affiliates of Federated Investors, Inc. FASI may voluntarily choose to waive any portion of its fee. FASI may terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

FASI serves as transfer and dividend disbursing agent for the Fund. The fee paid to FASI is based on the size, type and number of accounts and transactions made by shareholders. FASI may voluntarily choose to waive any portion of its fee. FASI can modify or terminate this voluntary waiver at any time at its sole discretion.

Portfolio Accounting Fees

FASI maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses. FASI may voluntarily choose to waive any portion of its fee. FASI can modify or terminate this voluntary waiver at any time at its sole discretion.

General

Certain of the Officers and Directors of the Trust are Officers and Directors or Trustees of the above companies.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations (and in-kind contributions), for the six months ended May 31, 2004, were as follows:

Purchases	$86,682,629

Sales	$71,345,752

7. LEGAL PROCEEDINGS

In October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds"), were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland seeking damages of unspecified amounts. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. The Board of the Funds has retained the law firm of Dickstein Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations have been filed, and others may be filed in the future. Although Federated does not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from related regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. This information is also available from the EDGAR database on the SEC's Internet site at http://www.sec.gov.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated Investors
World-Class Investment Manager

Federated Growth Allocation Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com

Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact

Federated Securities Corp., Distributor

Cusip 314212200
Cusip 314212101

Federated is a registered mark of Federated Investors, Inc. 2004 ©Federated Investors, Inc.

G00514-01 (7/04)

Federated Investors
World-Class Investment Manager

Federated Moderate Allocation Fund

(formerly Federated Managed Moderate Growth Portfolio)

A Portfolio of Federated Managed Allocation Portfolios

SEMI-ANNUAL SHAREHOLDER REPORT

May 31, 2004

Institutional Shares
Select Shares

FINANCIAL HIGHLIGHTS

FINANCIAL STATEMENTS

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

NOT FDIC INSURED * MAY LOSE VALUE * NO BANK GUARANTEE

Financial Highlights -- Institutional Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended November 30,
	5/31/2004	2003	2002	2001	2000	1999 [1]
Net Asset Value, Beginning of Period	$11.17	$ 9.99	$10.91	$12.33	$13.55	$13.15
Income From Investment Operations:
Net investment income	0.08	0.17	0.22 [2]	0.29	0.39 [3]	0.35
Net realized and unrealized gain (loss) on investments, foreign currency transactions and futures contracts	0.33	1.18	(0.95)[2]	(0.89)	(0.64)	1.00

TOTAL FROM INVESTMENT OPERATIONS	0.41	1.35	(0.73)	(0.60)	(0.25)	1.35

Less Distributions:
Distributions from net investment income	(0.16)	(0.17)	(0.19)	(0.30)	(0.36)	(0.35)
Distributions from net realized gain on investments, foreign currency transactions and futures contracts	--	--	--	(0.52)	(0.61)	(0.60)

TOTAL DISTRIBUTIONS	(0.16)	(0.17)	(0.19)	(0.82)	(0.97)	(0.95)

Net Asset Value, End of Period	$11.42	$11.17	$ 9.99	$10.91	$12.33	$13.55

Total Return[4]	3.68%	13.68%	(6.76)%	(5.17)%	(2.19)%	11.00%

Ratios to Average Net Assets:

Expenses	1.00%[5]	1.20%	1.09%	1.09%	1.07%	1.06%

Net investment income	1.36%[5]	1.69%	2.16%[2]	2.70%	2.89%	2.69%

Expense waiver/reimbursement[6]	0.36%[5]	0.20%	0.20%	0.20%	0.20%	0.20%

Supplemental Data:

Net assets, end of period (000 omitted)	$90,635	$91,789	$95,288	$125,741	$161,366	$168,702

Portfolio turnover	20%	121%	23%	36%	72%	113%

1 Beginning with the year ended November 30, 1999, the Fund was audited by Deloitte & Touche LLP. The previous year was audited by other auditors.

2 Effective December 1, 2001, the Fund adopted the provisions of the American Institute of Certified Public Accountant (AICPA) Audit and Accounting Guide for Investment Companies and began accreting discount/amortizing premium on long-term debt securities. The effect of this change for the fiscal year ended November 30, 2002 was to decrease net investment income per share by $0.01, increase net realized and unrealized gain/loss per share by $0.01, and decrease the ratio of net investment income to average net assets from 2.25% to 2.16%. Per share, ratios and supplemental data for periods prior to November 30, 2002 have not been restated to reflect this change in presentation.

3 Based on average shares outstanding.

4 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

5 Computed on an annualized basis.

6 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights -- Select Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended November 30,
	5/31/2004	2003	2002	2001	2000	1999 [1]
Net Asset Value, Beginning of Period	$11.15	$ 9.96	$10.87	$12.29	$13.51	$13.11
Income From Investment Operations:
Net investment income	0.04	0.10	0.15 [2]	0.23	0.30 [3]	0.26
Net realized and unrealized gain (loss) on investments, foreign currency transactions and futures contracts	0.33	1.19	(0.94)[2]	(0.91)	(0.64)	1.00

TOTAL FROM INVESTMENT OPERATIONS	0.37	1.29	(0.79)	(0.68)	(0.34)	1.26

Less Distributions:
Distributions from net investment income	(0.12)	(0.10)	(0.12)	(0.22)	(0.27)	(0.26)
Distributions from net realized gain on investments, foreign currency transactions and futures contracts	--	--	--	(0.52)	(0.61)	(0.60)

TOTAL DISTRIBUTIONS	(0.12)	(0.10)	(0.12)	(0.74)	(0.88)	(0.86)

Net Asset Value, End of Period	$11.40	$11.15	$ 9.96	$10.87	$12.29	$13.51

Total Return[4]	3.32%	13.03%	(7.36)%	(5.89)%	(2.87)%	10.26%

Ratios to Average Net Assets:

Expenses	1.70%[5]	1.90%	1.79%	1.79%	1.77%	1.76%

Net investment income	0.66%[5]	0.99%	1.46%[2]	2.00%	2.19%	1.99%

Expense waiver/reimbursement[6]	0.41%[5]	0.25%	0.25%	0.25%	0.25%	0.25%

Supplemental Data:

Net assets, end of period (000 omitted)	$55,994	$56,747	$58,706	$76,065	$89,725	$95,824

Portfolio turnover	20%	121%	23%	36%	72%	113%

1 Beginning with the year ended November 30, 1999, the Fund was audited by Deloitte & Touche LLP. The previous year was audited by other auditors.

2 Effective December 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting discount/amortizing premium on long-term debt securities. The effect of this change for the fiscal year ended November 30, 2002 was to decrease net investment income per share by $0.01, increase net realized and unrealized gain/loss per share by $0.01, and decrease the ratio of net investment income to average net assets from 1.55% to 1.46%. Per share, ratios and supplemental data for periods prior to November 30, 2002 have not been restated to reflect this change in presentation.

3 Based on average shares outstanding.

4 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

5 Computed on an annualized basis.

6 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Portfolio of Investments

May 31, 2004 (unaudited)

Shares		Value
	MUTUAL FUNDS--100.0%[1]
8,660,874	Capital Appreciation Core Fund	$93,090,656
57,696	Emerging Markets Fixed Income Core Fund	810,400
1,256,419	Federated Intermediate Corporate Bond Fund, IS Shares	12,689,835
142,191	Federated International Bond Fund, A Shares	1,612,452
1,410,617	Federated International Capital Appreciation Fund, A Shares	11,976,137
1,247,898	Federated Mortgage Core Portfolio	12,454,021
320,993	Federated U.S. Government Securities Fund: 2-5 Years, IS Shares	3,636,849
367,236	Federated U.S. Government Bond Fund	4,043,265
516,976	High Yield Bond Portfolio	3,494,760
2,808,098	Prime Value Obligations Fund, IS Shares	2,808,098

	TOTAL INVESTMENTS--100.0% (IDENTIFIED COST $141,664,831)[2]	146,616,473

	OTHER ASSETS AND LIABILITIES - NET--0.0%	12,223

	TOTAL NET ASSETS--100%	$146,628,696

1 Affiliated companies.

2 The cost of investments for federal tax purposes amounts to $141,664,831.

Note: The categories of investments are shown as a percentage of total net assets at May 31, 2004.

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

May 31, 2004 (unaudited)

Assets:
Total investments in securities, at value including $146,616,473 of investment in affiliated issuers (Note 5) (identified cost $141,664,831)		$146,616,473
Cash		30,433
Cash denominated in foreign currency (identified cost $861)		891
Income receivable		153,465
Receivable for shares sold		33,660

TOTAL ASSETS		146,834,922

Liabilities:
Payable for shares redeemed	$129,520
Payable for transfer and dividend disbursing agent fees and expenses (Note 5)	24,308
Payable for distribution services fees (Note 5)	23,431
Payable for shareholder services fees (Note 5)	12,488
Accrued expenses	16,479

TOTAL LIABILITIES		206,226

Net assets for 12,848,884 shares outstanding		$146,628,696

Net Assets Consist of:
Paid-in capital		$150,784,227
Net unrealized appreciation of investments, translation of assets and liabilities in foreign currency and futures contracts		4,952,400
Accumulated net realized loss on investments, foreign currency transactions and futures contracts		(9,344,058)
Undistributed net investment income		236,127

TOTAL NET ASSETS		$146,628,696

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
$90,634,577 ÷ 7,936,319 shares outstanding		$11.42

Select Shares:
$55,994,119 ÷ 4,912,565 shares outstanding		$11.40

1 See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended May 31, 2004 (unaudited)

Investment Income:
Dividends (including $931,137 received from affiliated issuers (Note 5)			$931,137
Interest			44,911
Income allocated from partnership (Note 5)			819,673

TOTAL INCOME			1,795,721

Expenses:
Investment adviser fee (Note 5)		$562,953
Administrative personnel and services fee (Note 5)		95,000
Custodian fees		14,289
Transfer and dividend disbursing agent fees and expenses (Note 5)		76,285
Directors'/Trustees' fees		1,697
Auditing fees		8,291
Legal fees		3,041
Portfolio accounting fees (Note 5)		31,563
Distribution services fee--Select Shares (Note 5)		214,404
Shareholder services fee--Institutional Shares (Note 5)		116,183
Shareholder services fee--Select Shares (Note 5)		71,468
Share registration costs		14,054
Printing and postage		19,828
Insurance premiums		2,977
Miscellaneous		4,537

EXPENSES BEFORE ALLOCATION		1,236,570

Expenses allocated from partnership (Note 5)		25,694

TOTAL EXPENSES		1,262,264

Waivers and Reimbursements (Note 5):
Reimbursement of investment adviser fee	$(88,809)
Waiver of administrative personnel and services fee	(16,750)
Waiver of distribution services fee--Select Shares	(71,468)
Waiver/reimbursement of shareholder services fee--Institutional Shares	(92,946)
Reimbursement of shareholder services fee--Select Shares	(15,996)

TOTAL WAIVERS AND REIMBURSEMENTS		(285,969)

Net expenses			976,295

Net investment income			819,426

Realized and Unrealized Gain (Loss) on Investments, Foreign Currency Transactions and Futures Contracts:
Net realized gain on investments and foreign currency transactions (including realized gain of $267,204 on sales of investments in affiliated issuers) (Note 5)			600,558
Net realized gain on futures contracts			258,042
Net realized gain allocated from partnership			977,094
Net change in unrealized appreciation (depreciation) of investments, translation of assets and liabilities in foreign currency and futures contracts			2,783,243

Net realized and unrealized gain on investments, foreign currency transactions and futures contracts			4,618,937

Change in net assets resulting from operations			$5,438,363

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 5/31/2004	Year Ended 11/30/2003
Increase (Decrease) in Net Assets
Operations:
Net investment income	$819,426	$2,062,836
Net realized gain on investments, foreign currency transactions and futures contracts	1,835,694	9,005,815
Net change in unrealized appreciation/depreciation of investments, translation of assets and liabilities in foreign currency and futures contracts	2,783,243	6,670,467

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	5,438,363	17,739,118

Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(1,289,268)	(1,519,492)
Select Shares	(599,959)	(529,828)

CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(1,889,227)	(2,049,320)

Share Transactions:
Proceeds from sale of shares	17,794,661	19,862,598
Net asset value of shares issued to shareholders in payment of distributions declared	1,662,779	1,727,524
Cost of shares redeemed	(24,914,491)	(42,737,074)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(5,457,051)	(21,146,952)

Change in net assets	(1,907,915)	(5,457,154)

Net Assets:
Beginning of period	148,536,611	153,993,765

End of period (including undistributed net investment income of $236,127 and $1,305,928, respectively)	$146,628,696	$148,536,611

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

May 31, 2004 (unaudited)

1. ORGANIZATION

Federated Managed Allocation Portfolios (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Trust consists of three diversified portfolios. The financial statements included herein are only those of Federated Moderate Allocation Fund (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is to seek capital appreciation with income as a secondary objective. The Fund offers two classes of shares: Institutional Shares and Select Shares.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

Domestic and foreign equity securities are valued at the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available. If unavailable, the security is generally valued at the mean between the last closing bid and asked prices. With respect to valuation of foreign securities, trading in foreign cities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). Therefore, foreign securities are valued at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated in U.S. dollars at the foreign exchange rate in effect at 4:00 p.m., Eastern Time, on the day the value of the foreign security is determined. Fixed-income, listed corporate bonds, unlisted securities and private placement securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available or whose values have been affected by a significant event occurring between the close of their primary markets and the closing of the NYSE are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Trustees (the "Trustees").

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund may invest in Federated Core Trust II, (the "Core Trust II") which is independently managed by Federated Investment Counseling. Core Trust II is a limited partnership established under the laws of the State of Delaware, on November 13, 2000, registered under the Act, and offered only to registered investment companies and other accredited investors. The investment objective of Capital Appreciation Core Fund (CACORE), a series of Core Trust II, is to provide capital appreciation. Federated receives no advisory or administrative fees on behalf of the Core Trust II. The Fund records daily its proportionate share of income, expenses, unrealized gains and losses and realized gains and losses from CACORE. Additional information regarding CACORE is available upon request.

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Trustees. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair market value. The Fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the Fund based on average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization/Paydown Gains and Losses

All premiums and discount on fixed-income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

Withholding taxes on foreign interest dividends and capital gains have been provided for in accordance with the applicable country's tax rules and rates.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Futures Contracts

The Fund may purchase stock (bond) index futures contracts to manage cashflows, enhance yield and to potentially reduce transaction costs. Upon entering into a stock index futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a "variation margin" account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. For the six months ended May 31, 2004, the Fund had net realized gains of $258,042 on futures contracts.

Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities.

At May 31, 2004, the Fund had no outstanding futures contracts.

Foreign Exchange Contracts

The Fund may enter into foreign currency commitments for the delayed delivery of securities or foreign currency exchange transactions. The Fund may enter into foreign currency contract transactions to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchased contracts are used to acquire exposure to foreign currencies; whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparts to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign currency transactions are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date. At May 31, 2004, the Fund had no outstanding foreign currency commitments.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. Differences between income and expense amounts recorded and collected or paid are adjusted when reported by the custodian bank. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

3. SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares.

Transactions in shares were as follows:

	Six Months Ended 5/31/2004		Year Ended 11/30/2003
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	1,140,432	$13,169,312	1,364,181	$13,752,240
Shares issued to shareholders in payment of distributions declared	97,572	1,101,969	120,801	1,235,050
Shares redeemed	(1,520,715)	(17,637,771)	(2,803,892)	(28,320,189)

NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(282,711)	$(3,366,490)	(1,318,910)	$(13,332,899)

	Six Months Ended 5/31/2004		Year Ended 11/30/2003
Select Shares:	Shares	Amount	Shares	Amount
Shares sold	401,225	$4,625,349	602,008	$6,110,358
Shares issued to shareholders in payment of distributions declared	49,794	560,810	48,227	492,474
Shares redeemed	(629,515)	(7,276,720)	(1,453,082)	(14,416,885)

NET CHANGE RESULTING FROM SELECT SHARE TRANSACTIONS	(178,496)	$(2,090,561)	(802,847)	$(7,814,053)

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(461,207)	$(5,457,051)	(2,121,757)	$(21,146,952)

4. FEDERAL TAXES INFORMATION

At May 31, 2004, the cost of investments for federal tax purposes was $141,664,831. The net unrealized appreciation of investments for federal tax purposes was $4,951,642. This consists of net unrealized appreciation from investment for those securities having an excess of value over cost of $5,944,178 and net unrealized depreciation from investments for those securities having an excess of cost over value of $992,536.

At November 30, 2003, the Fund had a capital loss carryforward of $10,879,337 which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2009	$4,101,638

2010	$6,777,699

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Equity Management Company of Pennsylvania (FEMCOPA), the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.75%. Prior to January 1, 2004, the Fund's investment adviser was Federated Investment Management Company (FIMCO). The fee received by FIMCO was identical to that received by FEMCOPA. FEMCOPA and FIMCO may voluntarily choose to waive any portion of their fee. FEMCOPA and FIMCO can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended May 31, 2004, the fee paid to FEMCOPA and FIMCO were $468,287 and $5,857, respectively, after voluntary waiver, if applicable.

Certain of the Fund's assets are managed by FIMCO (the "Sub-Adviser"). Under the terms of a sub-adviser agreement between the Adviser and the Sub-Adviser, the Sub-Adviser receives an allocable portion of the Fund's adviser fee. The fee is paid by the Adviser out of its resources and is not an incremental Fund expense.

Pursuant to an Exemptive Order issued by the SEC, the Fund may invest in other funds which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse certain investment adviser fees as a result of these transactions. Income distributions earned from investments in these funds are recorded as income in the accompanying financial statements and are listed below:

Capital Appreciation Core Fund	$779,500

Emerging Markets Fixed Income Core Fund	$40,173

Federated Intermediate Corporate Bond Fund	$278,418

Federated Mortgage Core Portfolio	$295,867

Federated U.S. Government Bond Fund	$56,381

Federated U.S. Government Securities Fund 2-5 Years	$119,136

High Yield Bond Portfolio	$160,472

Prime Value Obligations Fund	$20,863

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the aggregate daily net assets of all Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares.

FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Select Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses of up to 0.75% of average daily net assets, annually, to compensate FSC. The distributor may voluntarily choose to waive any portion of its fee. The distributor can modify or terminate this voluntary waiver at any time at its sole discretion.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company (FSSC), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund's Institutional Shares and Select Shares for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive and/or reimburse any portion of its fee. FSSC can modify or terminate this voluntary waiver and/or reimbursement at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Portfolio Accounting Fees

Prior to January 1, 2004, FServ maintained the Fund's accounting records for which it received a fee. The fee was based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses. The fee paid to FServ during the reporting period was $5,857, after voluntary waiver, if applicable.

General

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government and short-term obligations (and in-kind contributions), for the six months ended May 31, 2004, were as follows:

Purchases	$28,523,066

Sales	$178,458,000

7. CONCENTRATION OF CREDIT RISK

The Fund may invest a portion of its assets in securities of companies that are deemed by the Fund's management to be classified in similar business sectors. The economic developments within a particular sector may have an adverse effect on the ability of issuers to meet their obligations. Additionally, economic developments may have an effect on the liquidity and volatility of the portfolio securities.

8. LEGAL PROCEEDINGS

In October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland seeking damages of unspecified amounts. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. The Board of the Funds has retained the law firm of Dickstein Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations have been filed, and others may be filed in the future. Although Federated does not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from related regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. This information is also available from the EDGAR database on the SEC's Internet site at http://www.sec.gov.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated Investors
World-Class Investment Manager

Federated Moderate Allocation Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com

Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact

Federated Securities Corp., Distributor

Cusip 314212606
Cusip 314212507

Federated is a registered mark of Federated Investors, Inc. 2004 ©Federated Investors, Inc.

G00515-01 (7/04)

Item 2.     Code of Ethics

            Not Applicable

Item 3.     Audit Committee Financial Expert

            Not Applicable

Item 4.     Principal Accountant Fees and Services

            Not Applicable

Item 5.     Audit Committee of Listed Registrants

            Not Applicable

Item 6.     Schedule of Investments

            Not Applicable

Item 7.     Disclosure of Proxy Voting Policies and Procedures for
            Closed-End Management Investment Companies

            Not Applicable

Item 8.     Purchases of Equity Securities by Closed-End Management
            Investment Company and Affiliated Purchasers

            Not Applicable

Item 9.     Submission of Matters to a Vote of Security Holders

            Not Applicable

Item 10.    Controls and Procedures

(a)  The   registrant's   President  and  Treasurer   have  concluded  that  the
     registrant's  disclosure  controls  and  procedures  (as  defined  in  rule
     30a-3(c)  under the Act) are  effective  in design  and  operation  and are sufficient to form the basis of the certifications required by Rule 30a-(2)
     under the Act, based on their evaluation of these  disclosure  controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b)  There were no changes in the  registrant's  internal control over financial reporting  (as  defined  in rule  30a-3(d)  under the Act)  during the last fiscal  half  year  (the  registrant's  second  half year in the case of an annual report) that have materially  affected,  or are reasonably likely to
     materially  affect,  the  registrant's   internal  control  over  financial
     reporting.

Item 11.    Exhibits

SIGNATURES

Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant  Federated Managed Allocation Portfolios

By          /S/ Richard J. Thomas, Principal Financial Officer
Date        July 22, 2004

Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the
Investment  Company  Act of  1940,  this  report  has been  signed  below by the following  persons on behalf of the  registrant and in the capacities and on the dates indicated.

By          /S/ J. Christopher Donahue, Principal Executive Officer
Date        July 22, 2004

By          /S/ Richard J. Thomas, Principal Financial Officer
Date        July 22, 2004